BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)					12 Months Ended
	Jun. 05, 2025 USD ($) shares	Sep. 26, 2024 USD ($) shares	May 09, 2024 HKD ($) $ / shares shares	Jan. 11, 2024 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Jun. 05, 2025 $ / shares shares	Sep. 26, 2024 $ / shares	Apr. 19, 2024 shares	Mar. 31, 2024 $ / shares	Apr. 11, 2022 $ / shares
Ordinary shares, per shares | $ / shares						$ 0.001						$ 0.001	$ 0.001
Gross proceeds from offering shares							$ 76,438,222
Gross proceeds from issue of shares							$ 10,368	$ 605,600
Subsequent Event [Member]
Shares issued	11,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.01
Proceeds from Issuance of Warrants | $	$ 6,930,000
Proceeds from issuance of warrants net | $	$ 6,843,939
2024 Equity Incentive Plan [Member]
Shares issued			1,539,281
Roma Green Finance Limited [Member] | 2024 Equity Incentive Plan [Member]
Shares issued			1,539,281
Shares available for issuance											2,000,000
Services fee | $			$ 1,165,000
Roma Green Finance Limited [Member] | 2024 Equity Incentive Plan [Member] | Minimum [Member]
Shares price | $ / shares			$ 0.716
Roma Green Finance Limited [Member] | 2024 Equity Incentive Plan [Member] | Maximum [Member]
Shares price | $ / shares			$ 0.778
Roma Green Finance Limited [Member] | P F P O [Member]
Shares issued		3,600,000
Shares price | $ / shares										$ 0.351
Gross proceeds from issue of shares | $		$ 1,263,600
Roma Green Finance Limited [Member] | F P O [Member] | Subsequent Event [Member]
Shares issued	11,000,000
Shares price | $ / shares									$ 0.60
Class of Warrant or Right, Outstanding									33,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.01
Proceeds from Issuance of Warrants | $	$ 6,930,000
Proceeds from issuance of warrants net | $	6,843,939
Payments of Stock Issuance Costs | $	$ 86,061
IPO [Member]
Shares issued				2,449,943
Ordinary shares, per shares | $ / shares				$ 4.00
Gross proceeds from offering shares | $				$ 9,799,772
Lucky Time Ventures Limited [Member]
Effective ownership, percentage						100.00%
Shareholder [Member] | IPO [Member]
Gross proceeds from offering shares | $				$ 2,502,068
Sale of stock, shares				625,517
Sale of stock, per share | $ / shares				$ 4.00
Roma Risk Advisory Limited [Member] | Mr Cheng King Yip [Member] | Lucky Time Ventures Limited [Member]
Effective ownership, percentage						100.00%
Owned shares						6,562,500